INCOME TAX (Details Narrative) - HKD ($) $ in Millions	6 Months Ended		9 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2018
HK [member]
IfrsStatementLineItems [Line Items]
Applicable income tax rate	16.50%		8.25%
Unincorporated tax rate	15.00%		7.50%
Taxable profit	$ 2
CN [member]
IfrsStatementLineItems [Line Items]
Applicable income tax rate	25.00%	25.00%
CN [member] | Antelope holdings chengdu co ltd [member]
IfrsStatementLineItems [Line Items]
Applicable income tax rate	2.50%	2.50%